Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000009559 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Portfolio
Trading Symbol	QDRPAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Real Estate Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Portfolio	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund delivered a total return of 4.92%, versus a 9.15% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+25%), Retail REITs (+22%), and
    Hotels, Restaurants & Leisure (+21%)
    Weakest performing industries - Industrial REITs (-17%), Real Estate Management & Development (-14%), and Diversified REITs (-6%)
Detractors from Performance
  Health Care REITs - underperformed the Index industry (+8% vs +25%) and underweight (average weighting 12% vs 14%)
    Alexandria Real Estate Equities (-19%) and Community Healthcare Trust (-21%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Office REITs - significantly underperformed the Index industry (+5% vs +21%)
    Hudson Pacific Properties (-67%) - largest individual detractor
    Great Portland Estates (-16%) and Derwent London (-15%)
  Specialized REITs - underperformed the Index industry (+6% vs +13%)
    American Tower (-12%) and Crown Castle (-16%)
  Individual Industrial REITs
    Prologis (-18%), Rexford Industrial Realty (-29%), and EastGroup Properties (-12%)
    EastGroup Properties - new purchase during the period
Contributors to Performance
  Overweight in Office REITs - (average weighting 16% vs 6%)
    Cousins Properties (+33%) - largest individual contributor
  Underweight in Industrial REITs - (average weighting 13% vs 16%)
  Residential REITs - outperformed the Index industry (+16% vs +12%)
    AvalonBay Communities (+21%), Essex Property Trust (+18%), and Camden Property Trust (+21%)
  Individual holdings
    Digital Realty Trust (+36%), Simon Property Group (+27%), Welltower (+43%), Ventas (+22%), Equinix (+19%), and Brixmor Property Group (+25%)

Performance Past Does Not Indicate Future [Text]	The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Real Estate Portfolio	4.92%	2.09%	4.82%
S&P 500 Index	25.02%	14.51%	13.09%
Wilshire U.S. Real Estate Securities Index	9.15%	4.56%	5.87%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Net Assets	$ 8,800,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 23,700
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$8.8
Total number of portfolio holdings as of 12/31/24	37
Portfolio turnover rate for the period	16%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$23.7

Holdings [Text Block]	Top Industries as of 12/31/24 Net Assets
Specialized REITs	24.61%
Residential REITs	17.76%
Office REITs	14.47%
Industrial REITs	13.41%
Retail REITs	12.77%